Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of other payables

	As of	As of
	December 31, 2024	December 31, 2023
Salaries and bonuses payable	$198,171	$264,178
Professional service fees payable	303,828	140,000
Payment payable on equipment	11,657	12,140
Other expense payable	289,184	106,468
	$802,840	$522,786